Leases (Details) $ in Thousands					1 Months Ended		12 Months Ended
	Feb. 01, 2023	Jan. 05, 2023 ILS (₪)	May 21, 2022 USD ($)	May 21, 2022 ILS (₪)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 25, 2021 USD ($)
Leases (Details) [Line Items]
Short-term lease agreement			$ 5	₪ 17,000
Agreement compensation		₪ 8,300			$ 3	₪ 11,000
New lease agreement period		21 months
Extend the lease period for additional terms	12 months						24 months
Weighted average borrowing rate		10.00%
Remaining useful period							3 years
Weighted average remaining lease term							4 years
Corporate office square meters									479
Monthly rent fee									$ 10
Initial lease period									36 months
Rent fee discount									$ 67
Weighted average borrowing rate							3.10%
Cash outflow for leases							$ 150	$ 66
Jeffs’ Brands {Member]
Leases (Details) [Line Items]
Weighted average borrowing rate							10.00%
Weighted average remaining lease term							3 years
Gix Media [Member]
Leases (Details) [Line Items]
Extend the lease period for additional terms							24 months